PRIVATE PLACEMENT (Details) - Private Placement Warrants	3 Months Ended
Mar. 31, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	8,000,000
Price of warrants | $ / shares	$ 1.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	10.00
Private Placement
Subsidiary, Sale of Stock [Line Items]
Price of warrants | $ / shares	$ 600
Aggregate purchase price | $	$ 12,000,000
Private Placement | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	60,000,000
Number of shares per warrant	1
Exercise price of warrant | $ / shares	$ 11.50